Stock Based Compensation Plans: (Details 1) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Stock Based Compensation Plans: [Abstract]
Options outstanding - beginning of period	5,698,000	5,443,000
Weighted average exercise price: Options outstanding	$ 2.31	$ 2.21
Options exercised	0	(37,500)
Weighted average exercise price: Options exercised	$ 0	$ 1.82
Options granted	100,000	0
Weighted average exercise price: Options granted	$ 3.89	$ 0
Options outstanding - end of period	5,798,000	5,405,500
Weighted average exercise price: Options outstanding	$ 2.34	$ 2.21
Options exercisable - end of period	5,619,663	4,455,500
Weighted average exercise price: Options exercisable	$ 2.29	$ 2.28